Fair Value Measurement - Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Liabilities:
Convertible Notes at fair value	$ 2,390	$ 2,234
Total liabilities measured at fair value	2,390	2,234
Level 1 [Member]
Liabilities:
Convertible Notes at fair value
Total liabilities measured at fair value
Level 2 [Member]
Liabilities:
Convertible Notes at fair value
Total liabilities measured at fair value
Level 3 [Member]
Liabilities:
Convertible Notes at fair value	2,390	2,234
Total liabilities measured at fair value	$ 2,390	$ 2,234